Related Party Transactions (Details) - USD ($)									3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
		Feb. 27, 2024	Feb. 05, 2024	Jan. 11, 2024	May 08, 2023	Aug. 09, 2022	May 17, 2022	Apr. 25, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	May 26, 2023	May 18, 2023
Related Party Transactions [Line Items]
Value of sponsor shares issued	[1]												$ 25,000
Issued and outstanding shares percentage							20.00%
Common stock equal or exceeds price per share (in Dollars per share)														$ 9.2
Common stock shares converted (in Shares)											2,874,999			2,874,999
Borrowed amount													300,000
Repaid of promissory note													300,000
Aggregate principal															$ 1,000,000
Aggregate convertible promissory note														1,000,000
Promissory note									$ 2,700,000		$ 2,700,000			1,000,000
Loans convertible into units											$ 1,500,000			$ 1,500,000
Conversion price per units (in Dollars per share)									$ 10		$ 10			$ 10
Remaining funds in the trust account													119,220,016	$ 20,850,793
Non redemption aggregate shares (in Shares)														339,565
Convertible Notes Payable [Member]
Related Party Transactions [Line Items]
Aggregate principal															$ 1,000,000
Promissory note														$ 1,000,000
Aggregate principal																$ 1,000,000
Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Promissory note													0	1,000,000
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Payment for Administrative Fees														10,000
Payment for Administrative Fees											$ 10,000
Non redemption aggregate shares (in Shares)					339,565
Non redemption aggregate share value					$ 709,691									709,691
Class A Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Common stock shares converted (in Shares)					2,874,999
Mehana Capital LLC [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Payment for Administrative Fees									$ 30,000	$ 60,000	$ 30,000	$ 60,000	$ 50,000	$ 120,000
Amended Note Purchase Agreement [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Aggregate principal		$ 1,000,000
Amended Note Purchase Agreement [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Aggregate principal		$ 2,700,000
Chief Executive Officer [Member] | Non Redemption Agreement [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Number of share issued (in Shares)				1,500,000
Chief Executive Officer [Member] | Non Redemption Agreement [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Number of share issued (in Shares)				1,700,000
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Issued and outstanding shares percentage							20.00%							20.00%
Common stock equal or exceeds price per share (in Dollars per share)							$ 12
Common stock shares converted (in Shares)					2,874,999
Common stock equal or exceeds price per share (in Dollars per share)							$ 12
Common stock, par value (in Dollars per share)									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Common stock shares converted (in Shares)					2,874,999
Class B Common Stock [Member] | Class A Common Stock [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)							2,875,000
Value of sponsor shares issued							$ 25,000
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Common stock shares converted (in Shares)					2,874,999
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Issued and outstanding shares percentage														20.00%
Common stock equal or exceeds price per share (in Dollars per share)														$ 18
Common stock shares converted (in Shares)					2,874,999									2,874,999
Number of stock to be redeemed (in Shares)			273,334		9,577,250
Remaining funds in the trust account			$ 17,900,000		$ 20,000,000									$ 20,000,000
Non redemption aggregate shares (in Shares)					998,682									998,682
Non redeeming per share (in Dollars per share)														$ 2.09
Non redeeming share price (in Dollars per share)					$ 2.09
Common stock, par value (in Dollars per share)				$ 0.0001					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Forfeited of redemption rights (in Shares)											1,460,771
Class A Common Stock [Member] | Convertible Notes Payable [Member]
Related Party Transactions [Line Items]
Debt conversion price		The Convertible Promissory Note will automatically convert into Class A Common Stock at one share for each $10 in outstanding principal amount.												The Convertible Promissory Note will automatically convert into Class A Common Stock at one share for each $10 in outstanding principal amount
Class A Common Stock [Member] | Non Redemption Agreement [Member]
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001
Class A Common Stock [Member] | Non Redemption Agreement [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Number of share issued (in Shares)				1,500,000
Class A Common Stock [Member] | Non Redemption Agreement [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Number of share issued (in Shares)				1,700,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Value of sponsor shares issued											$ 15,000,000			$ 15,000,000
Number of share issued (in Shares)						63,000					63,000			63,000
Over-Allotment Option [Member] | Class B Common Stock [Member]
Related Party Transactions [Line Items]
Share-based payment arrangement, forfeited (in Shares)							375,000						375,000
Over-Allotment Option [Member] | Class A Common Stock [Member]
Related Party Transactions [Line Items]
Number of share issued (in Shares)						1,500,000
IPO [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Sponsor agreed to loan								$ 300,000
Repaid of promissory note						$ 300,000
IPO [Member] | Related Party [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowed amount								$ 300,000
IPO [Member] | Class A Common Stock [Member]
Related Party Transactions [Line Items]
Number of share issued (in Shares)						11,500,000

[1]	Includes up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). The underwriters exercised their over-allotment option in full on August 9, 2022; thus, no shares of common stock remain subject to forfeiture as of August 9, 2022 (see Note 5).